Subsequent Events (Details Narrative) - Non-adjusting Events After Reporting Period [Member] - CAD ($)	Aug. 13, 2020	Jul. 14, 2020
Statement Line Items [Line Items]
Non-brokered private placement	$ 1,083,675	$ 1,620,000
Private placement, units	15,481,077	23,142,857
Shares per, units	$ 0.07	$ 0.07
Warrants description		Each Warrant will entitle the holder to acquire one common share of the Company within twenty-four (24) months following its issuance date, at a price of $0.09. The warrants are subject to an acceleration clause such that if the closing market price of the common Shares on the TSX-V is greater than $0.12 per Common Share for a period of 10 consecutive trading days at any day before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days.